Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Investment in Unconsolidated Entities

NOTE 10 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$13,787	$22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$138,096	$160,847

Equity in earnings of unconsolidated entities totaled $83.6 million, $97.3 million and $96.8 million in 2011, 2010 and 2009, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $55.3 million, $64.8 million and $64.7 million in 2011, 2010 and 2009, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$404,751	$392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
	$2,539,043	$2,750,371

Liabilities and Equity
Current liabilities	$300,780	$277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and shareholders' equity	2,135,299	2,335,371
	$2,539,043	$2,750,371

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,519,024	$4,950,306	$4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income, net	4,976	37,701	42,898
Net income	$1,241,723	$1,438,909	$1,418,051